Segment and geographic information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total gross revenues	$ 20,540,578	$ 16,531,870	$ 23,014,801
Less: sales taxes	(250,291)	(53,415)	(58,636)
Total revenues, net	20,290,287	16,478,455	22,956,165
Health Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	17,032,191	11,776,863	8,101,683
Mobile Phones [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,117,158	1,722,626	5,032,111
Collectible Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,534,151	1,573,757	5,646,352
Kitchen and Household [Member]
Segment Reporting Information [Line Items]
Total gross revenues	223,497	397,722	1,591,090
Fitness Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	25,085	217,226	765,679
Cosmetic Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	14,192	103,330	220,364
Consumer Electronics Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	0	41,437	88,811
Auto Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	9,532	1,026	49,461
Other Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	$ 584,772	$ 697,883	$ 1,519,250